10. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
10. Commitments and Contingencies

The Company entered into a five (5) year operating lease for office and production facilities.  The lease commenced on December 1, 2013 and expires on November 30, 2018.  The base monthly rental is $1,362 plus the Company’s estimated portion of property taxes and operating expenses which are currently $804 per month.  The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:

2016 (remaining)	$12,997
2017	25,994
2018	26,328
2019	17,552

For the year three and six month periods ended September 30, 2015, rental expenses related to this lease were $6,498 and $12,999 (2014 – $6,433 and $12,866).

On March 11, 2014, and as amended on July 18, September 3, 2014 and again on September 5, 2014, the Company entered into a consulting agreement with Connectus, Inc. to assist and advise the Company in matters concerning corporate finance and the Company’s current and proposed financing activities for the period commencing April 1, 2014 and ending December 31, 2014.  The Company and Connectus, Inc. intend to extend the contract until all efforts to complete the capital raise have been completed.  Pursuant to this agreement, the Company agreed to issue to this consulting corporation (the “Consultant”), 625,000 warrants of the Company.  Each warrant is exercisable at USD$0.04 ($0.054) per share for a period of three years.  Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($334,850) raised in an offering, fully vesting upon USD$1,500,000 ($2,009,100) being raised.  On November 21, 2014, 25,000 of the vested warrants were exercised.  On June 25, 2015, 12,500 of the vested warrants were exercised.  During the year ended March 31, 2015, the President of the Consultant became a director of the Company.

On April 23, 2014, the Company entered into employment agreements with three officers of the Company effective July 1, 2014.  The initial contracts contain minimum aggregate commitments of approximately $427,000 per year for three years and additional contingent payments of up to approximately $600,000 in aggregate upon the occurrence of a change of control.  As a triggering event has not taken place, the contingent payments have not been reflected in these financial statements.   If employment is terminated by the Company other than upon a change of control or for just cause, the officers will be entitled to an amount equal to twelve months compensation including benefits, which shall be increased by one month for each full year of service completed.  The employment agreements were amended whereby any salary from the commencement of the employment agreements has been waived until such a time when the Company is able to raise additional financing.  Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised1	Effective Monthly Salary %
$100,000	10.0%

$175,000	15.0%

$250,000	25.0%

$375,000	37.5%

$500,000	50.0%

$750,000	62.5%

$1,000,000	75.0%

$1,250,000	87.5%

$1,500,000	100.0%

1 Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.

The Company entered into a five (5) year operating lease for office and production facilities.  The lease commenced on December 1, 2013 and expires on November 30, 2018.  The base monthly rental is $1,362 plus the Company’s estimated portion of property taxes and operating expenses which are currently $804 per month.  The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:

2016	$25,732
2017	25,732
2018	26,064
2019	17,376

For the year ended March 31, 2015, rental expenses related to this lease were $25,732 (2014 – $6,427).

On March 11, 2014, and as amended on July 18, September 3, 2014 and again on September 5, 2014, the Company entered into a consulting agreement with Connectus, Inc. to assist and advise the Company in matters concerning corporate finance and the Company’s current and proposed financing activities for the period commencing April 1, 2014 and ending December 31, 2014.  The Company and Connectus, Inc. intend to extend the contract until all efforts to complete the capital raise have been completed.  Pursuant to this agreement, the Company agreed to issue to this consulting corporation (the “Consultant”), 625,000 warrants of the Company.  Each warrant is exercisable at USD$0.04 ($0.051) per share for a period of three years.  Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($317,075) raised in an offering, fully vesting upon USD$1,500,000 ($1,902,450) being raised.  On November 21, 2014, 25,000 of the vested warrants were exercised.  During the year ended March 31, 2015, the President of the Consultant became a director of the Company.

On April 23, 2014, the Company entered into employment agreements with three officers of the Company effective July 1, 2014.  The initial contracts contain minimum aggregate commitments of approximately $427,000 per year for three years and additional contingent payments of up to approximately $600,000 in aggregate upon the occurrence of a change of control.  As a triggering event has not taken place, the contingent payments have not been reflected in these financial statements.   If employment is terminated by the Company other than upon a change of control or for just cause, the officers will be entitled to an amount equal to twelve months compensation including benefits, which shall be increased by one month for each full year of service completed.  The employment agreements were amended whereby any salary from the commencement of the employment agreements has been waived until such a time when the Company is able to raise additional financing.  Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised1	Effective Monthly Salary %
$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%

1 Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.